Summary of Provision for Income Taxes consisted (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal			$ 293
State			189	$ 21	$ 8
Foreign			1,997	531	704
Total current			2,479	552	712
Deferred
Federal			(293)	(1,315)	(3,222)
State			202	(118)	(99)
Foreign			(95)	(1,104)	(5)
Total deferred			69	(2,537)	(3,326)
Deferred income taxes and tax credits			(186)
(Benefit) provision	$ 793	$ 156	$ 2,293	$ (1,985)	$ (2,614)